Pension, Savings, And Other Employee Benefits	12 Months Ended
Dec. 31, 2011
Pension, Savings, And Other Employee Benefits [Abstract]
Pension, Savings, And Other Employee Benefits

Note 19  ❑  Pension, Savings, and Other Employee Benefits

Pension plan. FHN sponsors a noncontributory, qualified defined benefit pension plan to employees hired or re-hired on or before September 1, 2007. Pension benefits are based on years of service, average compensation near retirement or other termination, and estimated social security benefits at age 65. The contributions are based upon actuarially determined amounts necessary to fund the total benefit obligation. FHN did not make any contributions to the qualified pension plan in 2011. Future decisions will be based upon pension funding requirements under the Pension Protection Act, the maximum deductible under the Internal Revenue Code, and the actual performance of plan assets. Management has assessed the need for future fund contributions, and does not currently anticipate that FHN will make a contribution to the qualified pension plan in 2012.

FHN also maintains non-qualified plans including a supplemental retirement plan that covers certain employees whose benefits under the pension plan have been limited. These other non-qualified pension plans are unfunded, and contributions to these plans cover all benefits paid under the non-qualified plans. Contributions to non-qualified plans were $3.8 million for 2011 and $4.5 million for 2010. FHN anticipates making a $9.0 million contribution in 2012.

In 2009, FHN's Board of Directors determined that the accrual of benefits under the qualified pension plan and the supplemental retirement plan would cease as of December 31, 2012. After that date, employees currently in the pension plan, and those currently in the Employee Non-voluntary Elective Contribution ("ENEC") program, will be able to participate in the FHN savings plan with a profit sharing feature and an increased company match rate. After that time, pension status will not affect a person's ability to participate in any savings plan feature.

Savings plan. FHN has a qualified defined contribution plan that covers substantially all employees. Under this plan, employees can invest their money in any of the available investment funds and receive a company match of $.50 for each $1.00 invested up to 6 percent of pre-tax contributions made by the employee, subject to Code limitations. Following the discontinuance of the accrual of benefits under the qualified pension plan as of December 31, 2012, an increased company match rate of $1.00 for each $1.00 invested will be received up to 6 percent of pre-tax contributions made by the employee, subject to Code limitations. The company match contribution initially is invested in company stock. The savings plan also allows employees to invest in a non-leveraged employee stock ownership plan ("ESOP"). Cash dividends on shares held by the ESOP are charged to retained earnings and the shares are considered outstanding in computing earnings per share. The number of allocated shares held by the ESOP totaled 11,082,431 on December 31, 2011.

FHN also provides "flexible dollars" to assist employees with the cost of annual benefits and/or allows the employee to contribute to his or her qualified savings plan. These "flexible dollars" are pre-tax contributions and are based upon the employees' years of service and qualified compensation. Contributions made by FHN through the flexible benefits plan and the company matches were $17.1 million for 2011 and $18.3 million for both 2010 and 2009.

The ENEC program was added under the FHN savings plan and is provided only to employees who are not eligible for the pension plan. With the ENEC program, FHN will generally make contributions to eligible employees' savings plan accounts based upon company performance. Contribution amounts will be a percentage of each employee's base salary (as defined in the savings plan) earned the prior year. FHN contributed $1.3 million for the plan in 2011 related to the 2010 plan year, and FHN expects to contribute $1.3 million for the plan in 2012 related to the 2011 plan year. All contributions made to eligible employees' savings plan accounts in relation to the ENEC program are invested in company stock.

Other employee benefits. FHN provides postretirement life insurance benefits to certain employees and also provides postretirement medical insurance to retirement-eligible employees. The postretirement medical plan is contributory with retiree contributions adjusted annually and is based on criteria that are a combination of the employee's age and years of service. For any employee retiring on or after January 1, 1995, FHN contributes a fixed amount based on years of service and age at the time of retirement. FHN's postretirement benefits include prescription drug benefits. The Medicare Prescription Drug, Improvement, and Modernization Act of 2003 ("the Act") introduced a prescription drug benefit under Medicare Part D as well as a federal subsidy to sponsors of retiree health care that provide a benefit that is actuarially equivalent to Medicare Part D. FHN currently anticipates receiving a prescription drug subsidy under the Act through 2015.

Actuarial assumptions. FHN's process for developing the long-term expected rate of return of pension plan assets is based on capital market exposure as the source of investment portfolio returns. Capital market exposure refers to the Plan's broad allocation of its assets to asset classes, such as Large Cap Equity and Fixed Income. FHN also considers expectations for inflation, real interest rates, and various risk premiums based primarily on the historical risk premium for each asset class. The expected return is based upon a thirty year time horizon. Consequently, FHN selected a 6.90 percent assumption for 2012 for the defined benefit pension plan and a 4.49 percent assumption for postretirement medical plan assets dedicated to employees who retired prior to January 1, 1993.

The discount rates for the three years ended 2011 for pension and other benefits were determined by using a hypothetical AA yield curve represented by a series of annualized individual discount rates from one-half to thirty years. The discount rates are selected based upon data specific to FHN's plan and employee population. The bonds used to create the hypothetical yield curve were subjected to several requirements to ensure that the resulting rates were representative of the bonds that would be selected by management to fulfill the company's funding obligations. In addition to the AA rating, only non-callable bonds were included. Each bond issue was required to have at least $250 million par outstanding so that each issue was sufficiently marketable. Finally, bonds more than two standard deviations from the average yield were removed. When selecting the discount rate, FHN matches the duration of high quality bonds with the duration of the obligations of the plan as of the measurement date. High quality corporate bonds experienced declining yields in 2011 resulting in a discount rate lower than 2010 and therefore a higher benefit obligation. For all years presented, the measurement date of the benefit obligations and net periodic benefit costs was December 31.

The actuarial assumptions used in the defined benefit pension plan and the other employee benefit plans were as follows:

	Benefit Obligations			Net Periodic Benefit Cost
	2011	2010	2009	2011	2010	2009

Discount rate
Qualified pension	5.10%	5.70%	6.05%	5.70%	6.05%	6.85%
Nonqualified pension	4.75%	5.10%	5.55%	5.10%	5.55%	6.90%
Other nonqualified pension	4.40%	4.75%	5.35%	4.75%	5.35%	6.95%
Postretirement benefit	4.75%	5.25%	5.65%	5.25%	5.65%	6.90%

Expected long-term rate of return
Qualified pension/postretirement benefits	6.90%	8.00%	8.05%	8.00%	8.05%	8.42%
Postretirement benefit (retirees prior to January 1, 1993)	4.49%	5.20%	5.23%	5.20%	5.23%	5.47%

Rate of compensation increase	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%

The assumed health care cost trend rates used in the other employee benefit plan was as follows:

	2011		2010

Assumed health care cost trend rates on December 31	Participants under age 65	Participants 65 years and older	Participants under age 65	Participants 65 years and older

Health care cost trend rate assumed for next year	8.00%	8.00%	8.50%	8.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2017	2017	2017	2017

The health care cost trend rate assumption has a significant effect on the amounts reported. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Dollars in thousands)	1% Increase	1% Decrease

Adjusted total service and interest cost components	$1,050	$(995)
Adjusted postretirement benefit obligation at end of plan year	16,574	(15,374)

The components of net periodic benefit cost for the plan years 2011, 2010 and 2009 are as follows:

(Dollars in thousands)	Total Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009

Components of net periodic benefit cost
Service cost	$15,358	$15,225	$14,167	$542	$515	$971
Interest cost	32,823	31,441	31,766	2,213	2,277	3,194
Expected return on plan assets	(46,885)	(47,534)	(46,327)	(1,188)	(1,161)	(1,133)
Amortization of unrecognized:
Transition (asset)/obligation	-	-	-	986	987	987
Prior service cost/(credit)	417	419	758	(9)	(8)	1,437
Actuarial (gain)/loss	21,219	14,771	8,262	(1,057)	(1,048)	(836)

Net periodic benefit cost	22,932	14,322	8,626	1,487	1,562	4,620

ASC 715 curtailment/settlement expense (a)	-	-	2,867	-	-	-
ASC 715 special termination benefits	258	-	-	-	-	-

Total periodic benefit costs	$23,190	$14,322	$11,493	$1,487	$1,562	$4,620

(a)	2009 includes curtailment expense reflecting management's decision to cease benefit accruals as of December 31, 2012.

The long-term expected rate of return is applied to the market-related value of plan assets in determining the expected return on plan assets. FHN determines the market-related value of plan assets using a calculated value that recognizes changes in the fair value of plan assets over five years, as permitted by GAAP.

FHN utilizes the minimum amortization method in determining the amount of actuarial gains or losses to include in plan expense. Under this approach, the net deferred actuarial gain or loss that exceeds a threshold is amortized over the average remaining service period of active plan participants. The threshold is measured as the greater of: 10 percent of a plan's projected benefit obligation as of the beginning of the year or 10 percent of the market-related value of plan assets as of the beginning of the year. In conjunction with the pending freeze of the pension plans, at that time all participants will be considered inactive under applicable accounting guidance for determining the appropriate period for prospective amortization of actuarial gains and losses. Thus, effective January 1, 2013, FHN will change the amortization term for actuarial gains and losses from the estimated average remaining service period of active employees to the estimated average remaining life expectancy of the remaining participants.

The following tables set forth the plans' benefit obligations and plan assets for 2011 and 2010:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Change in Benefit Obligation
Benefit obligation, beginning of year	$589,715	$533,475	$41,274	$41,726
Service cost	15,358	15,225	542	515
Interest cost	32,823	31,441	2,213	2,277
Plan amendments	-	1,030	-	-
Actuarial (gain)/loss	53,671	29,546	3,722	(1,716)
Actual benefits paid	(21,769)	(21,002)	(2,164)	(1,868)
Expected Medicare Part D reimbursement	-	-	281	340
Special termination benefits	258	-	-	-

Benefit obligation, end of year	$670,056	$589,715	$45,868	$41,274

Change in Plan Assets
Fair value of plan assets, beginning of year	$549,616	$496,330	$16,273	$15,923
Actual return on plan assets	44,272	70,172	331	1,820
Employer contributions	3,671	4,116	175	398
Actual benefits paid – settlement payments	-	-	(2,164)	(1,868)
Actual benefits paid – other payments	(21,769)	(21,002)	-	-

Fair value of plan assets, end of year	$575,790	$549,616	$14,615	$16,273

Funded status of the plans	$(94,266)	$(40,099)	$(31,253)	$(25,001)

Additional Amounts Recognized in the Statements of Financial Condition
Other assets	$-	$12,247	$-	$1,136
Other liabilities	(94,266)	(52,346)	(31,253)	(26,137)

Net asset/(liability) at end of year	$(94,266)	$(40,099)	$(31,253)	$(25,001)

Certain previously reported amounts have been reclassified to agree with current presentation.

The qualified and nonqualified pension plans were underfunded as of December 31, 2011, by $40.5 million, and $53.7 million, respectively. In 2010, the qualified pension plan was over-funded by $12.2 million, which was more than offset by nonqualified pension plan liabilities of $52.3 million.

The accumulated benefit obligation for the pension plan was $663.7 million as of December 31, 2011, and $575.2 million as of December 31, 2010. At December 31, 2010, both the projected benefit obligation and the accumulated benefit obligation for the qualified pension plan was less than the fair market value of plan assets, while the projected benefit obligation and the accumulated benefit obligation for such plan exceeded all corresponding plan assets as of December 31, 2011.

Unrecognized transition assets and obligations, unrecognized actuarial gains and losses, and unrecognized prior service costs and credits are recognized as a component of accumulated other comprehensive income. Balances reflected in accumulated other comprehensive income on a pre-tax basis for the years ended December 31, 2011 and 2010 consist of:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Amounts Recognized in Accumulated Other Comprehensive Income
Net transition (asset)/obligation	$-	$-	$736	$1,725
Prior service cost/(credit)	1,678	2,095	630	621
Net actuarial (gain)/loss	324,081	289,016	(7,472)	(13,111)

Total	$325,759	$291,111	$(6,106)	$(10,765)

The amounts recognized in other comprehensive income during 2011 and 2010 were as follows:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$56,374	$6,908	$4,579	$(2,375)
Prior service cost arising during measurement period	-	1,030	-	-
Items amortized during the measurement period:
Net transition (asset)/obligation	-	-	(986)	(987)
Prior service (credit)/cost	(417)	(419)	9	8
Net actuarial (gain)/loss	(21,219)	(14,771)	1,057	1,048

Total recognized in other comprehensive income	$34,738	$(7,252)	$4,659	$(2,306)

The estimated net actuarial (gain)/loss, prior service cost/(credit), and transition (asset)/obligation for the plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the following fiscal year are as follows:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2011	2010	2011	2010

Net transition obligation	$-	$-	$736	$986
Prior service cost/(credit)	398	417	(9)	(9)
Net actuarial (gain)/loss	35,297	20,107	(611)	(1,039)

FHN does not expect any defined benefit pension plan's and other employee benefit plan's assets to be returned to FHN in 2012.

The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate and projected Medicare reimbursements:

(Dollars in thousands)	Pension Benefits	Other Benefits	Medicare Reimbursements

2012	$28,946	$2,342	$380
2013	27,892	2,452	418
2014	30,169	2,554	464
2015	32,616	2,649	505
2016	34,976	2,734	-
2017 – 2020	206,724	14,762	-

Plan assets. FHN's overall investment goal is to create, over the life of the pension plan and retiree medical plan, an adequate pool of sufficiently liquid assets to support the pension benefit obligations to participants, retirees, and beneficiaries, as well as to partially support the medical obligations to retirees and beneficiaries. Thus, the pension plan and retiree medical plan seek to achieve a high level of investment return consistent with a prudent level of portfolio risk.

During 2010, FHN adopted a dynamic investment strategy for the management of its pension assets. The strategy will reduce equities and increase long duration fixed income allocations over time with the intention of reducing volatility of funded status and pension costs. At December 31, 2011 and 2010, the target allocation to equities was 47.5 percent and 57.5 percent, respectively and the target allocation to fixed income and cash equivalents was 52.5 percent and 42.5 percent, respectively. Equity securities, some of which are included in common and collective funds, primarily include investments in large capital and small capital companies located in the U.S., as well as international equity securities in developed and emerging markets. Fixed income securities include U.S. treasuries, corporate bonds of companies from diversified industries, mortgage backed securities, and foreign bonds. Fixed income investments generally have long durations consistent with the pension liabilities of FHN. Retiree medical funds are kept in short-term investments, primarily money market funds. On December 31, 2011, FHN did not have any significant concentrations of risk within the plan assets related to the pension plan or the retiree medical plan.

The fair value of FHN's pension plan assets at December 31, 2011 and December 31, 2010, by asset category classified using the Fair Value measurement hierarchy is shown in the table below. See Note 22 – Fair Value of Assets and Liabilities for more details about Fair Value measurements.

(Dollars in thousands)	December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$7,653	$-	$-	$7,653
Equity securities:
U.S. small capital	69,466	-	-	69,466
Mutual funds (a)	845	-	-	845
Fixed income securities:
U.S. treasuries	-	1,795	-	1,795
Corporate and foreign bonds	-	148,376	-	148,376
Common and collective funds:
Corporate and foreign bonds	-	151,346	-	151,346
U.S. large capital	-	133,030	-	133,030
International	-	63,279	-	63,279

Total	$77,964	$497,826	$-	$575,790

(Dollars in thousands)	December 31, 2010
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$6,064	$-	$-	$6,064
Equity securities:
U.S. small capital	94,885	-	-	94,885
Mutual funds (a)	1,226	-	-	1,226
Fixed income securities:
U.S. treasuries	-	656	-	656
Corporate and foreign bonds	-	111,879	-	111,879
Common and collective funds:
Corporate and foreign bonds	-	119,315	-	119,315
U.S. large capital	-	139,455	-	139,455
International	-	76,137	-	76,137

Total	$102,175	$447,442	$-	$549,617

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Primarily includes investments in small-cap equity securities.

Any shortfall of investment performance compared to investment objectives should be explainable in terms of general economic and capital market conditions. The Retirement Investment Committee comprised of senior managers within the organization, meets at least quarterly to review asset performance and potential portfolio rebalancing. Rebalancing of pension assets is based upon a de-risking glide path, as well as liquidity needs for plan benefits. Rebalancing occurs on a quarterly basis or as improvements in funded status merit changes to the targeted allocations, as defined in the de-risking glide path. The Committee also periodically reviews other elements of risk for its pension investment program, including the organization's ability to assume pension investment risk.

The fair value of FHN's retiree medical plan assets at December 31, 2011 and December 31, 2010, by asset category are as follows:

(Dollars in thousands)	December 31, 2011
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$254	$-	$-	$254
Equity securities:
U.S. small capital	1,512	-	-	1,512
Mutual funds:
Equity mutual funds	7,599	-	-	7,599
Fixed income mutual funds	4,492	-	-	4,492
Fixed income securities:
U.S. treasuries	-	259	-	259
Corporate and foreign bonds	-	499	-	499

Total	$13,857	$758	$-	$14,615

(Dollars in thousands)	December 31, 2010
	Level 1	Level 2	Level 3	Total

Cash equivalents and money market funds	$288	$-	$-	$288
Equity securities:
U.S. small capital	1,953	-	-	1,953
Mutual funds:
Equity mutual funds	8,564	-	-	8,564
Fixed income mutual funds	4,656	-	-	4,656
Fixed income securities:
U.S. treasuries	-	267	-	267
Corporate and foreign bonds	-	545	-	545

Total	$15,461	$812	$-	$16,273

Certain previously reported amounts have been reclassified to agree with current presentation.

The number of shares of FHN common stock held by the qualified pension plan was 792,607 for December 31, 2011 and 778,500 for December 31, 2010.